Investment in Affiliate Company (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment in Affiliate Company [Abstract]
Investment in affiliate company, Begining Balance	$ 1,248
Cost		1,356
Issuance of shares to third party	1,258
Equity in net loss of affiliated companies	156	(108)
Investment in affiliate company, Ending Balance	$ 1,404	$ 1,248